Janus Henderson Adaptive Risk Managed U.S. Equity Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 662
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	1,619
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	916
Expense Example, No Redemption, 10 Years	1,786
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014